SCHEDULE OF REVENUE FROM CONTRACT WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	$ 3,301		$ 4,246		$ 10,553		$ 12,074		$ 16,024	$ 16,885
Appliance Sales to VIP [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	1,423	[1]	1,909	[1]	4,641	[1]	5,846	[1]	7,820	6,040	[2]
Center Revenue [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	43		105		142		511		561	480
Product [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	1,466		2,014		4,783		6,357		8,381	6,520
VIP [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	980		1,553		3,184		3,603	[3]	4,838	8,517	[4]
VIP [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue							400		400
Billing Intelligence Services [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	218	[5]	265	[5]	651	[5]	937	[5]	1,170	905	[6]
Billing Intelligence Services [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue									100
Sleep Testing Services [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	308		132		882		342
Myofunctional Therapy Services [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	228		190		666		667		927	341
Sponsorship Seminar Other [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	101		92		387		168		645	289
Service [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	$ 1,835		$ 2,232		$ 5,770		$ 5,717		7,643	10,365
Management Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue									$ 63	$ 313

[1]	Appliance revenue from the sale of products is typically fixed at inception of the contract and is recognized at the point in time when shipment of the related products occurs.
[2]	Revenue from the sale of products is typically fixed at inception of the contract and is recognized at the point in time when shipment of the related products occurs.
[3]	VIP revenue disclosed above for the nine months ended September 30, 2022, includes a cumulative adjustment from prior years of approximately $0.4 million decrease.
[4]	Revenue disclosed above for the year ended December 31, 2022, includes a cumulative adjustment from prior years of approximately $0.4 million decrease.
[5]	BIS revenue from subscription contracts is typically fixed at inception of the contract and is recognized ratably over time as the services are performed and the performance obligations completed. Revenue disclosed above for nine months ended September 30, 2022, includes a cumulative adjustment from prior years of approximately $0.1 million increase.
[6]	Revenue from maintenance and subscription contracts is typically fixed at inception of the contract and is recognized ratably over time as the services are performed and the performance obligations completed. Revenue disclosed above for year ended December 31, 2022, includes a cumulative adjustment from prior years of approximately $0.1 million increase.